Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt

Note 5 – Debt

The following represents a summary of the Company’s debt (notes payable – related parties, third party debt for notes payable (including those owed on vehicles), and line of credit, including key terms, and outstanding balances at March 31, 2024 and December 31, 2023, respectively.

Notes Payable – Related Parties

The following is a summary of the Company’s notes payable – related parties at March 31, 2024 and December 31, 2023:

Balance - December 31, 2022	$-
Advances	5,267,500
Debt discount/issue costs	(1,608,900)
Amortization of debt discount/issue costs	1,406,015
Repayments	(262,500)
Balance - December 31, 2023	4,802,115
Advances	1,375,000
Debt discount/issue costs - original issue discount	(125,000)
Debt discount/issue costs - stock issuances	(345,893)
Amortization of debt discount/issue costs	531,012
Balance - March 31, 2024	$6,237,234

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

The following is a detail of the Company’s notes payable – related parties at March 31, 2024 and December 31, 2023:

Notes Payable - Related Parties
Note Holder	Issue Date	Maturity Date	Shares Issued with Debt		Interest Rate	Default Interest Rate	Collateral	March 31, 2024	December 31, 2023
Note #1	April 19, 2023	April 19, 2024	250,000	A, B	10.00%	18.00%	All assets	$1,500,000	$1,500,000
Note #2	September 22, 2023	April 19, 2024	150,000	A, B	10.00%	18.00%	All assets	600,000	600,000
Note #3	October 13, 2023	April 19, 2024	440,000	A, B	0.00%	18.00%	All assets	320,000	320,000
Note #4	July 5, 2023	May 5, 2024	-		8.00%	18.00%	All assets	440,000	440,000
Note #5	August 2, 2023	April 2, 2024	-		8.00%	18.00%	All assets	440,000	440,000
Note #6	August 23, 2023	April 23, 2024	-		8.00%	18.00%	All assets	110,000	110,000
Note #7	August 30, 2023	April 29, 2024	-		8.00%	18.00%	All assets	165,000	165,000
Note #8	September 6, 2023	May 6, 2024	-		8.00%	18.00%	All assets	220,000	220,000
Note #9	September 13, 2023	May 13, 2024	-		8.00%	18.00%	All assets	110,000	110,000
Note #10	November 3, 2023	May 3, 2024	-		8.00%	18.00%	All assets	165,000	165,000
Note #11	November 21, 2023	May 21, 2024	-		8.00%	18.00%	All assets	220,000	220,000
Note #12	December 4, 2023	June 4, 2024	-		8.00%	18.00%	All assets	220,000	220,000
Note #13	December 13, 2023	June 13, 2024	-		8.00%	18.00%	All assets	165,000	165,000
Note #14	December 18, 2023	June 18, 2024	-		8.00%	18.00%	All assets	110,000	110,000
Note #15	December 20, 2023	June 20, 2024	-		8.00%	18.00%	All assets	55,000	55,000
Note #16	December 27, 2023	June 27, 2024	-		8.00%	18.00%	All assets	165,000	165,000
Note #17	January 5, 2024	May 5, 2024	-		8.00%	18.00%	All assets	110,000	-
Note #18	January 16, 2024	May 16, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #19	January 25, 2024	May 25, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #20	February 7, 2024	June 7, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #21	February 20, 2024	June 20, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #22	February 28, 2024	June 28, 2024	52,000	C	8.00%	18.00%	All assets	165,000	-
Note #23	March 8, 2024	July 8, 2024	52,000	C	8.00%	18.00%	All assets	165,000	-
Note #24	March 15, 2024	July 15, 2024	52,000	C	8.00%	18.00%	All assets	165,000	-
Note #25	March 26, 2024	July 26, 2024	34,722	C	8.00%	18.00%	All assets	110,000	-
								6,380,000	5,005,000
							Less: unamortized debt discount	142,766	202,885
								$6,237,234	$4,802,115

A	See discussion below regarding global amendment for Notes #1, #2 and #3.
B	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.
C	These shares of common stock (190,722) were issued with the underlying original issue discount notes and treated as additional debt discount.

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

Year Ended December 31, 2023

Note #1 – Note Payable – Related Party - Material Stockholder greater than 5% and related Loss on Debt Extinguishment

During 2023, the Company originally executed a six-month (6) note payable with a face amount of $1,500,000, less an original issue discount of $150,000, along with an additional $140,000 in transaction related fees (total debt discount and issue costs of $290,000), resulting in net proceeds of $1,210,000. The $290,000 in debt discounts and issuance costs are being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations.

In connection with obtaining this debt, the Company also committed 250,000 shares of common stock to the lender as additional interest expense (commitment fee). Under the terms of the agreement, only 100,000 shares of common stock were required to be issued on the commitment date resulting in a fair value of $256,000 ($2.56/share), based upon the quoted closing price. The Company recorded this amount as a debt discount which was being amortized over the life of the note. Total debt discounts recorded aggregated $546,000.

See Note 8.

In October 2023 (the initial maturity date), the Company executed a loan extension with the lender to extend the due date from October 2023 to April 2024. At this time, the remaining 150,000 shares were issued to the lender.

The Company evaluated the modification of terms under ASC 470-50, “Debt - Modification and Extinguishment”, and concluded that the extension of the maturity date resulted in significant and consequential changes to the economic substance of the debt and thus resulted in an extinguishment of the debt.

Specifically, on the date of modification, the Company determined that the present value of the cash flows of the modified debt instrument was greater than 10% different from the present value of the remaining cash flows under the original debt instrument.

For the year ended December 31, 2023, the Company recorded a loss on debt extinguishment of $291,000 as follows:

Fair value of debt and common stock on extinguishment date*	$1,791,000
Fair value of debt subject to modification	1,500,000
Loss on debt extinguishment - related party	$291,000

*	The Company valued the issuance of the 150,000 commitment shares at $291,000,based upon the quoted closing trading price on the date of modification ($1.94/share).

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

Pursuant to the January 17, 2024 global amendment, effective for all previously issued notes with this lender, in the event of default, the lender may convert the note into shares of common stock equal to the greater of $1.23 and the lower of the average VWAP over the ten (10) preceding trading days; or the greater of the average of the VWAP over the ten (10) preceding trading days or a floor price of $0.70. Additionally, if the Company raises $10,000,000 or more, then Note #3 will be repaid. If the Company raises $15,000,000 or more, then both Notes #2 and #3 will be repaid.

The Company has determined that in the event of default, the note at that time may be treated as a derivative liability subject to financial reporting at fair value and related mark to market adjustments in subsequent reporting periods.

This note is subject to cross-default. In the event this note or any other notes issued by this lender are in default (Notes #1, #2 and #3), all of the notes with this lender will be considered in default.

At March 31, 2024, the Company is not in default on this note and believes it is in compliance with all terms and conditions of the note. See May 9, 2024 loan date extension below.

This lender is considered a related party since it has a greater than 5% controlling interest in the Company’s outstanding common stock.

Note #2 – Note Payable – Related Party - Material Stockholder greater than 5%

During 2023, the Company executed a six-month (6) note payable with a face amount of $600,000, less an original issue discount of $60,000, along with an additional $28,900 in transaction related fees (total debt discount and issue costs in cash of $88,900), resulting in net proceeds of $511,100.

In connection with obtaining this note, the Company also issued 150,000 shares of common stock to the lender having a fair value of $406,500, based upon the quoted closing trading price ($2.71/share).

The issuance of these shares resulted in an additional debt issue cost. In total, the Company recorded debt discounts/issuance costs of $495,400 which is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations.

See Note 8.

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

While the note is initially due in March 2024, the Company has the right to extend the note by an additional six-months (6) to September 2024. The note was not formally extended on its maturity date, however, the lender has not given notice on default.

Pursuant to the January 17, 2024 global amendment, effective for all previously issued notes with this lender, in the event of default, the lender may convert the note into shares of common stock equal to the greater of $1.23 and the lower of the average VWAP over the ten (10) preceding trading days; or the greater of the average of the VWAP over the ten (10) preceding trading days or a floor price of $0.70. Additionally, if the Company raises $10,000,000 or more, then Note #3 will be repaid. If the Company raises $15,000,000 or more, then both Notes #2 and #3 will be repaid.

The Company has determined that in the event of default, the note at that time may be treated as a derivative liability subject to financial reporting at fair value and related mark to market adjustments in subsequent reporting periods.

This note is subject to cross-default. In the event this note or any other notes issued by this lender are in default (Notes #1, #2 and #3), all of the notes with this lender will be considered in default.

At March 31, 2024, the Company is not in default on this note and believes it is in compliance with all terms and conditions of the note. See May 9, 2024 loan date extension below.

This lender is considered a related party since it has a greater than 5% controlling interest in the Company’s outstanding common stock.

Note #3 – Note Payable – Related Party - Material Stockholder greater than 5%

In October 2023, the Company executed a three-month (3) note payable with a face amount of $320,000, less an original issue discount of $48,000, resulting in net proceeds of $272,000.

In connection with obtaining this note, the Company was required to issue 260,000 shares* of common stock to the lender having a fair value of $539,760, based upon the quoted closing trading price ($2.076/share). However, the issuance of these shares would result in the lender having a greater than 9.99% ownership of the Company, which is prohibited by agreement. These shares are classified as common stock issuable in the accompanying consolidated balance sheets.

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

The future issuance of these shares resulted in an additional debt issue cost. In total, the Company recorded debt discounts/issuance costs of $320,000 which is being amortized over the life of the note to interest expense. The aggregate discounts calculated above exceeded the face amount of the note and therefore were limited to the face amount of the note totaling $320,000.

Pursuant to the January 17, 2024 global amendment, effective for all previously issued notes with this lender, in the event of default, the lender may convert the note into shares of common stock equal to the greater of $1.23 and the lower of the average VWAP over the ten (10) preceding trading days; or the greater of the average of the VWAP over the ten (10) preceding trading days or a floor price of $0.70. Additionally, if the Company raises $10,000,000 or more, then Note #3 will be repaid. If the Company raises $15,000,000 or more, then both Notes #2 and #3 will be repaid.

The Company has determined that in the event of default, the note at that time may be treated as a derivative liability subject to financial reporting at fair value and related mark to market adjustments in subsequent reporting periods.

This note is subject to cross-default. In the event this note or any other notes issued by this lender are in default (Notes #1, #2 and #3), all of the notes with this lender will be considered in default.

At March 31, 2024, the Company is not in default on this note and believes it is in compliance with all terms and conditions of the note. See May 9, 2024 loan date extension below.

This lender is considered a related party since it has a greater than 5% controlling interest in the Company’s outstanding common stock.

In January 2024, with respect to Notes #2 and #3 discussed above, as a result of extending the note maturity dates as amended to April 19, 2024, the Company was required to issue 180,000 shares of common stock. However, the issuance of these shares would result in the lender having a greater than 9.99% ownership of the Company, which is prohibited by agreement. These shares will be classified as common stock issuable.

The Company determined the fair value of these shares was $270,000 ($1.50/share), based upon the quoted closing trading price, and recorded additional interest expense during the three months ended March 31, 2024.

At March 31, 2024 and December 31, 2023, the Company reflected 440,000 and 260,000 shares, respectively as common stock issuable.

Extension of Notes #1, #2 and #3

On May 9, 2024, with respect to Notes #1, #2 and #3 discussed above, as a result of extending the note maturity dates as amended to July 17, 2024, the Company was required to issue 165,000 shares of common stock.

The Company determined the fair value of these shares was $407,550 ($2.47/share), based upon the quoted closing trading price, and will record additional interest during the quarter ended June 30, 2024.

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

Notes #4 - #25 - Notes Payable – Related Party - Material Stockholder greater than 20%

Notes Payable – Related Party

Three Months Ended March 31, 2024

During the three months ended March 31, 2024, the Company executed several two-month (2) notes payable with an aggregate face amount of $1,375,000, less original issue discounts of $125,000, resulting in net proceeds of $1,250,000.

In connection with obtaining these notes, the Company was required to issue 190,722 shares of common stock to the lender having a fair value of $345,893, based upon the quoted closing trading price ($1.68 - $1.93/share).

In total, the Company recorded debt discounts/issuance costs of $470,893 which is being amortized over the life of these notes to interest expense.

These notes are initially due two-months (2) from their issuance dates. If the notes reach maturity and are still outstanding, the notes and related accrued interest will automatically renew for successive two-month (2) periods.

These notes bear interest at 8% for the 1st nine-months (9), then 18% each month thereafter.

The lender is required to issue in writing any event of default. If an event of default occurs, all outstanding principal and accrued interest will be multiplied by 150% and become immediately due. Additionally, if the Company raises $3,000,000 (debt or equity based), the entire outstanding principal and accrued interest are immediately due.

Finally, in an event of default, the lender has the right to convert any or all of the outstanding principal and accrued interest into common stock equal to the greater of the average VWAP closing price over the ten (10) trading days ending on the date of conversion or $0.70 (the floor price). In the event such a conversion were to occur, which can only happen by default, the Company would evaluate the potential for recording derivative liabilities.

At March 31, 2024, the Company is not in default on any of these notes and believes it is in compliance with all terms and conditions of the notes.

This lender is considered a related party as it is controlled by Michael Farkas, an approximate 20% stockholder in the Company.

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

Year Ended December 31, 2023

During the year ended December 31, 2023, the Company executed several two-month (2) notes payable with an aggregate face amount of $2,585,000, less original issue discounts of $235,000, resulting in net proceeds of $2,350,000.

These notes are initially due two-months (2) from their issuance dates. If the notes reach maturity and are still outstanding, the notes and related accrued interest will automatically renew for successive two-month (2) periods.

These notes bear interest at 8% for the 1st nine-months (9), then 18% each month thereafter.

The lender is required to issue in writing any event of default. If an event of default occurs, all outstanding principal and accrued interest will be multiplied by 150% and become immediately due. Additionally, if the Company raises $3,000,000 (debt or equity based), the entire outstanding principal and accrued interest are immediately due.

Finally, in an event of default, the lender has the right to convert any or all of the outstanding principal and accrued interest into common stock equal to the greater of the average VWAP closing price over the ten (10) trading days ending on the date of conversion or $0.70 (the floor price). In the event such a conversion were to occur, which can only happen by default, the Company would evaluate the potential for recording derivative liabilities.

At December 31, 2023, the Company was not in default on any of these notes and believed it was in compliance with all terms and conditions of the notes.

This lender is considered a related party as it is controlled by Michael Farkas, an approximate 20% stockholder in the Company.

Note Payable - Other

Year Ended December 31, 2023

During 2023, an entity controlled by this majority stockholder (approximately 20% common stock ownership) advanced unsecured working capital funds (net proceeds after original issue discount of $12,500 was $250,000) to the Company. In 2023, the note principal of $262,500 along with accrued interest of $13,125, aggregating $275,625 was repaid.

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

Note Payable (non-vehicles)

The following is a summary of the Company’s note payable (non-vehicles) at March 31, 2024 and December 31, 2023, respectively:

Balance - December 31, 2022	$-
Face amount of note	275,250
Debt discount	(25,250)
Amortization of debt discount	9,729
Repayments	(133,289)
Balance - December 31, 2023	126,440
Amortization of debt discount	4,170
Repayments	(72,708)
Balance - March 31, 2024	$57,902

In April 2023, the Company executed a note payable with a face amount of $275,250. Under the terms of the agreement, the lender will withhold 8.9% of the Company’s daily funds arising from sales through the lender’s payment processing services until the Company has repaid the $275,250 (interest is $25,250). The $25,250 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. The Company received net proceeds of $250,000.

In April 2024, the Company executed a note payable with a face amount of $277,500. Under the terms of the agreement, the lender will withhold 8.1% of the Company’s daily funds arising from sales through the lender’s payment processing services until the Company has repaid the $277,500 (interest is $27,500). The $27,500 is considered a debt issuance cost and will be amortized over the life of the note to interest expense.

This note represented the refinancing of the initial note from April 2023. Under the terms of the new agreement, the Company received net proceeds of $192,131, which is a result of the repayment of the outstanding balance of $57,869 on the date of refinancing (gross amount of note exclusive of interest was $250,000).

On the date of refinancing, all previous outstanding unamortized debt discount associated with the initial advance will be expensed.

The following is a detail of the Company’s note payable (non-vehicles) at March 31, 2024 and December 31, 2023, respectively:

Note Payable
Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	March 31, 2024	December 31, 2023
April 16, 2023	December 12, 2024	*	N/A	All assets	$69,253	$141,961
				Less: unamortized debt discount	11,351	15,521
					$57,902	$126,440

*	approximately 10%

Notes Payable - Vehicles

The following is a summary of the Company’s notes payable for its vehicles at March 31, 2024 and December 31, 2023, respectively:

Balance - December 31, 2022	$2,009,896
Repayments	(836,618)
Balance - December 31, 2023	$1,173,278
Repayments	(203,849)
Balance - March 31, 2024	$969,429

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

The following is a detail of the Company’s notes payable for its vehicles at March 31, 2024 and December 31, 2023, respectively:

Notes Payable - Vehicles
Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	March 31, 2024	December 31, 2023
January 15, 2021	November 15, 2025	11.00%	N/A	This vehicle	$24,994	$28,370
April 9, 2019	February 17, 2024	4.90%	N/A	This vehicle	-	1,873
December 15, 2021	December 18, 2024	3.50%	N/A	This vehicle	28,487	37,823
December 16, 2021	December 18, 2024	3.50%	N/A	This vehicle	27,885	37,023
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	31,602	40,911
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	31,602	40,911
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	31,602	40,911
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	31,602	40,911
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	33,965	43,046
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	33,965	43,046
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	34,673	43,944
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	33,964	43,045
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	40,929	50,157
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	40,929	50,157
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	41,929	51,157
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	41,504	50,862
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	41,555	50,925
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	41,555	50,925
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	41,555	50,925
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	41,555	50,925
August 4, 2022	August 18, 2025	4.99%	N/A	This vehicle	17,819	20,837
August 4, 2022	August 18, 2025	4.99%	N/A	This vehicle	17,820	20,838
November 1, 2021	November 11, 2025	4.84%	N/A	This vehicle	15,668	17,913
November 1, 2021	November 11, 2025	0.00%	N/A	This vehicle	16,150	18,572
November 1, 2021	November 11, 2025	0.00%	N/A	This vehicle	16,150	18,572
June 1, 2022	May 23, 2026	0.90%	N/A	This vehicle	21,565	24,035
June 1, 2022	May 23, 2026	0.90%	N/A	This vehicle	21,562	24,032
April 27, 2022	May 10, 2027	9.05%	N/A	This vehicle	100,283	107,047
April 27, 2022	May 1, 2026	8.50%	N/A	This vehicle	66,558	73,585
					969,429	1,173,278
				Less: current portion	616,860	811,516
				Long term portion	$352,569	$361,762

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

Debt Maturities

The following represents the maturities of the Company’s various debt arrangements as noted above for each of the five (5) succeeding years and thereafter as follows:

For the Year Ended December 31,	Notes Payable - Related Parties	Notes Payable	Vehicles	Total

2024 (9 Months)	$6,237,234	$57,902	$616,860	$6,911,996
2025	-	-	282,858	282,858
2026	-	-	55,827	55,827
2027	-	-	13,884	13,884
Total	$6,237,234	$57,902	$969,429	$7,264,565

Line of Credit

Year Ended December 31, 2023

In 2021, the Company entered into a Securities-Based Line of Credit, Promissory Note, Security, Pledge and Guaranty Agreement (the “Line of Credit”) with City National Bank of Florida.

The line of credit had an outstanding balance of $1,000,000 at December 31, 2022 and was repaid in 2023 for $1,008,813 (principal of $1,000,000 plus accrued interest of $8,813).

To secure the repayment of the Credit Limit, the Bank had a first priority lien and continuing security interest in the securities held in the Company’s investment portfolio with the Bank. The Company liquidated its entire position in the investment portfolio in 2023.

In connection with the repayment of the line of credit, no further advances had been made and the bank closed the line of credit.

Note 5 – Debt

The following represents a summary of the Company’s debt (notes payable – related parties, third party debt for notes payable (including those owed on vehicles), and line of credit, including key terms, and outstanding balances at December 31, 2023 and 2022, respectively.

Notes Payable – Related Parties

The following is a summary of the Company’s notes payable – related parties at December 31, 2023 and 2022:

Balance - December 31, 2022	$-
Advances	5,267,500
Debt discount/issue costs	(1,608,900)
Amortization of debt discount/issue costs	1,406,015
Repayments	(262,500)
Balance - December 31, 2023	$4,802,115

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

The following is a detail of the Company’s notes payable – related parties at December 31, 2023 and 2022:

Notes Payable - Related Parties
Note Holder	Issue Date	Maturity Date	Shares Issued with Debt		Interest Rate	Default Interest Rate	Collateral	December 31, 2023	December 31, 2022
Note #1	April 19, 2023	April 19, 2024	250,000		10.00%	18.00%	All assets	$1,500,000	$-
Note #2	September 22, 2023	March 22, 2024	150,000	A	10.00%	18.00%	All assets	600,000	-
Note #3	October 13, 2023	January 13, 2024	260,000	B	0.00%	18.00%	All assets	320,000	-
Note #4	July 5, 2023	January 5, 2024	-		8.00%	18.00%	All assets	440,000	-
Note #5	August 2, 2023	February 2, 2024	-		8.00%	18.00%	All assets	440,000	-
Note #6	August 23, 2023	February 23, 2024	-		8.00%	18.00%	All assets	110,000	-
Note #7	August 30, 2023	February 29, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #8	September 6, 2023	January 6, 2024	-		8.00%	18.00%	All assets	220,000	-
Note #9	September 13, 2023	January 13, 2024	-		8.00%	18.00%	All assets	110,000	-
Note #10	November 3, 2023	January 3, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #11	November 21, 2023	January 21, 2024	-		8.00%	18.00%	All assets	220,000	-
Note #12	December 4, 2023	February 4, 2024	-		8.00%	18.00%	All assets	220,000	-
Note #13	December 13, 2023	February 13, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #14	December 18, 2023	February 18, 2024	-		8.00%	18.00%	All assets	110,000	-
Note #15	December 20, 2023	February 20, 2024	-		8.00%	18.00%	All assets	55,000	-
Note #16	December 27, 2023	February 27, 2024	-		8.00%	18.00%	All assets	165,000	-
								5,005,000	-
						Less: unamortized debt discount		202,885	-
								$4,802,115	$-

A	See discussion below regarding global amendment for Notes #2 and #3.
B	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.

Note #1 – Note Payable – Related Party - Material Stockholder greater than 5% and related Loss on Debt Extinguishment

The Company originally executed a six-month (6) note payable with a face amount of $1,500,000, less an original issue discount of $150,000, along with an additional $140,000 in transaction related fees (total debt discount and issue costs of $290,000), resulting in net proceeds of $1,210,000. The $290,000 in debt discounts and issuance costs are being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

In connection with obtaining this debt, the Company also committed 250,000 shares of common stock to the lender as additional interest expense (commitment fee). Under the terms of the agreement, only 100,000 shares of common stock were required to be issued on the commitment date resulting in a fair value of $256,000 ($2.56/share), based upon the quoted closing price. The Company recorded this amount as a debt discount which is being amortized over the life of the note. Total discounts recorded aggregated $546,000.

See Note 8.

In October 2023 (the initial maturity date), the Company executed a loan extension with the lender to extend the due date from October 2023 to April 2024. At this time, the remaining 150,000 shares were issued to the lender.

The Company evaluated the modification of terms under ASC 470-50, “Debt - Modification and Extinguishment”, and concluded that the extension of the maturity date resulted in significant and consequential changes to the economic substance of the debt and thus resulted in an extinguishment of the debt.

Specifically, on the date of modification, the Company determined that the present value of the cash flows of the modified debt instrument was greater than 10% different from the present value of the remaining cash flows under the original debt instrument.

As a result, the Company recorded a loss on debt extinguishment of $291,000 as follows:

Fair value of debt and common stock on extinguishment date*	$1,791,000
Fair value of debt subject to modification	1,500,000
Loss on debt extinguishment - related party	$291,000

*	The Company valued the issuance of the 150,000 commitment shares at $291,000, based upon the quoted closing trading price on the date of modification ($1.94/share).

This note also contains a conversion feature only upon an event of default. The conversion feature is equal to the greater of (a) $1.54 and (b) the lower of (i) the average VWAP over the ten (10) trading day period preceding conversion. Additionally, the note contains an anti-dilution right in the form of a ratchet feature. If at the time of eligible conversion (only if Company is in default) common stock is sold or other debt is converted into common stock at a price lower than the defined conversion price under the terms of this note, the conversion price of this note will be reduced to the lower amount.

The Company has determined that in the event of default, the note at that time will be treated as a derivative liability subject to financial reporting at fair value and related mark to market adjustments in subsequent reporting periods.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

This note is subject to cross-default. In the event this note or any other notes issued by this lender are in default (Notes #1, #2 and #3), all of the notes with this lender will be considered in default.

At December 31, 2023, the Company is not in default on this note and believes it is in compliance with all terms and conditions of the note.

This lender is considered a related party since it has a greater than 5% controlling interest in the Company’s outstanding common stock.

Note #2 – Note Payable – Related Party - Material Stockholder greater than 5%

The Company executed a six-month (6) note payable with a face amount of $600,000, less an original issue discount of $60,000, along with an additional $28,900 in transaction related fees (total debt discount and issue costs in cash of $88,900), resulting in net proceeds of $511,100.

In connection with obtaining this note, the Company also issued 150,000 shares of common stock to the lender having a fair value of $406,500, based upon the quoted closing trading price ($2.71/share).

The issuance of these shares resulted in an additional debt issue cost. In total, the Company recorded debt discounts/issuance costs of $495,400 which is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations.

See Note 8.

While the note is initially due in March 2024, the Company has the right to extend the note by an additional six-months (6) to September 2024.

Subsequent to December 31, 2023, pursuant to the January 17, 2024 global amendment, effective for all previously issued notes with this lender, in the event of default, the lender may convert the note into shares of common stock equal to the greater of $1.23 and the lower of the average VWAP over the ten (10) preceding trading days; or the greater of the average of the VWAP over the ten (10) preceding trading days or a floor price of $0.70. Additionally, if the Company raises $10,000,000 or more, then Note #3 will be repaid. If the Company raises $15,000,000 or more, then both Notes #2 and #3 will be repaid.

The Company has determined that in the event of default, the note at that time will be treated as a derivative liability subject to financial reporting at fair value and related mark to market adjustments in subsequent reporting periods.

This note is subject to cross-default. In the event this note or any other notes issued by this lender are in default (Notes #1, #2 and #3), all of the notes with this lender will be considered in default.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

At December 31, 2023, the Company is not in default on this note and believes it is in compliance with all terms and conditions of the note.

This lender is considered a related party since it has a greater than 5% controlling interest in the Company’s outstanding common stock.

Note #3 – Note Payable – Related Party - Material Stockholder greater than 5%

In October 2023, the Company executed a three-month (3) note payable with a face amount of $320,000, less an original issue discount of $48,000, resulting in net proceeds of $272,000.

In connection with obtaining this note, the Company was required to issue 260,000 shares of common stock to the lender having a fair value of $539,760, based upon the quoted closing trading price ($2.076/share). However, the issuance of these shares would result in the lender having a greater than 9.99% ownership of the Company, which is prohibited by agreement. These shares are classified as common stock issuable in the accompanying consolidated balance sheets.

The future issuance of these shares resulted in an additional debt issue cost. In total, the Company recorded debt discounts/issuance costs of $320,000 which is being amortized over the life of the note to interest expense. The aggregate discounts calculated above exceeded the face amount of the note and therefore were limited to the face amount of the note totaling $320,000.

Subsequent to December 31, 2023, pursuant to the January 17, 2024 global amendment, effective for all previously issued notes with this lender, in the event of default, the lender may convert the note into shares of common stock equal to the greater of $1.23 and the lower of the average VWAP over the ten (10) preceding trading days; or the greater of the average of the VWAP over the ten (10) preceding trading days or a floor price of $0.70. Additionally, if the Company raises $10,000,000 or more, then Note #3 will be repaid. If the Company raises $15,000,000 or more, then both Notes #2 and #3 will be repaid.

The Company has determined that in the event of default, the note at that time will be treated as a derivative liability subject to financial reporting at fair value and related mark to market adjustments in subsequent reporting periods.

This note is subject to cross-default. In the event this note or any other notes issued by this lender are in default (Notes #1, #2 and #3), all of the notes with this lender will be considered in default.

At December 31, 2023, the Company is not in default on this note and believes it is in compliance with all terms and conditions of the note.

This lender is considered a related party since it has a greater than 5% controlling interest in the Company’s outstanding common stock.

Subsequent to the year ended December 31, 2023, in January 2024, with respect to Notes #2 and #3 discussed above, as a result of extending the note maturity dates as amended to April 19, 2024, the Company is required to issue 180,000 shares of common stock. However, the issuance of these shares would result in the lender having a greater than 9.99% ownership of the Company, which is prohibited by agreement. These shares will be classified as common stock issuable.

The Company determined the fair value of these shares to be $270,000 ($1.50/share), based upon the quoted closing trading price. These shares will be recorded as additional interest expense.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Notes #4 - #16 - Notes Payable – Related Party - Material Stockholder greater than 20%

During the year ended December 31, 2023, the Company executed several two-month (2) notes payable with an aggregate face amount of $2,585,000, less original issue discounts of $235,000, resulting in net proceeds of $2,350,000.

These notes are initially due two-months (2) from their issuance dates. If the notes reach maturity and are still outstanding, the notes and related accrued interest will automatically renew for successive two-month (2) periods.

These notes bear interest at 8% for the 1st nine-months (9), then 18% each month thereafter.

The lender is required to issue in writing any event of default. If an event of default occurs, all outstanding principal and accrued interest will be multiplied by 150% and become immediately due. Additionally, if the Company raises $3,000,000 (debt or equity based), the entire outstanding principal and accrued interest are immediately due.

Finally, in an event of default, the lender has the right to convert any or all of the outstanding principal and accrued interest into common stock equal to the greater of the average VWAP closing price over the ten (10) trading days ending on the date of conversion or $0.70 (the floor price). In the event such a conversion were to occur, which can only happen by default, the Company would evaluate the potential for recording derivative liabilities.

At December 31, 2023, the Company is not in default on any of these notes and believes it is in compliance with all terms and conditions of the notes.

This lender is considered a related party as it is controlled by Michael Farkas, an approximate 20% stockholder in the Company.

Note Payable - Other

During 2023, an entity controlled by this majority stockholder (approximately 20% common stock ownership) advanced unsecured working capital funds (net proceeds after original issue discount of $12,500 was $250,000) to the Company. In 2023, the note principal of $262,500 along with accrued interest of $13,125, aggregating $275,625 was repaid.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Note Payable (non-vehicles)

The following is a summary of the Company’s note payable (non-vehicles) at December 31, 2023 and 2022, respectively:

Balance - December 31, 2022	$-
Face amount of note	275,250
Debt discount	(25,250)
Amortization of debt discount	9,729
Repayments	(133,289)
Balance - December 31, 2023	$126,440

The Company executed a note payable with a face amount of $275,250. Under the terms of the agreement, the lender will withhold 8.9% of the Company’s daily funds arising from sales through the lender’s payment processing services until the Company has repaid the $275,250 (interest is $25,250 or approximately 10% of the note amount). The $25,250 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. The Company received net proceeds of $250,000.

The following is a detail of the Company’s note payable (non-vehicles) at December 31, 2023 and 2022, respectively:

	Notes Payable
	Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	December 31, 2023	December 31, 2022
	April 16, 2023	December 12, 2024	*	N/A	All assets	$141,961	$-

*	initially 6.5%, however, subject to change at each reporting period.				Less: unamortized debt discount	15,521	-
						$126,440	$-

Notes Payable - Vehicles

The following is a summary of the Company’s notes payable for its vehicles at December 31, 2023 and 2022, respectively:

Balance - December 31, 2021	$476,313
Acquisition of vehicles in exchange for notes payable	2,166,643
Repayments	(633,060)
Balance - December 31, 2022	2,009,896
Repayments	(836,618)
Balance - December 31, 2023	$1,173,278

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

The following is a detail of the Company’s notes payable for its vehicles at December 31, 2023 and 2022, respectively:

Notes Payable – Vehicles
Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	December 31, 2023	December 31, 2022
January 15, 2021	November 15, 2025	11.00%	N/A	This vehicle	$28,370	$40,976
April 9, 2019	December 12, 2023	7.44%	N/A	This vehicle	-	8,174
April 9, 2019	December 12, 2023	7.44%	N/A	This vehicle	-	6,986
April 9, 2019	February 17, 2024	4.90%	N/A	This vehicle	1,873	10,670
December 15, 2021	December 18, 2024	3.50%	N/A	This vehicle	37,823	74,357
December 16, 2021	December 18, 2024	3.50%	N/A	This vehicle	37,023	72,784
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,046	78,585
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,046	78,585
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,944	80,226
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,045	78,585
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,157	86,271
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,157	86,271
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	51,157	86,270
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,862	87,481
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
August 4, 2022	August 18, 2025	4.99%	N/A	This vehicle	20,837	32,536
August 4, 2022	August 18, 2025	4.99%	N/A	This vehicle	20,838	32,536
November 1, 2021	November 11, 2025	4.84%	N/A	This vehicle	17,913	26,578
November 1, 2021	November 11, 2025	0.00%	N/A	This vehicle	18,572	28,261
November 1, 2021	November 11, 2025	0.00%	N/A	This vehicle	18,572	28,261
June 1, 2022	May 23, 2026	0.90%	N/A	This vehicle	24,035	33,813
June 1, 2022	May 23, 2026	0.90%	N/A	This vehicle	24,032	33,813
April 27, 2022	May 10, 2027	9.05%	N/A	This vehicle	107,047	132,246
April 27, 2022	May 1, 2026	8.50%	N/A	This vehicle	73,585	101,237
					1,173,278	2,009,896

				Less: current portion	819,788	811,516
				Long term portion	$353,490	$1,198,380

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Debt Maturities

The following represents the maturities of the Company’s various debt arrangements for each of the five (5) succeeding years and thereafter as follows:

For the Year Ended December 31,	Notes Payable - Related Parties	Notes Payable	Vehicles	Total

2024	$4,802,115	$126,440	$819,788	$5,748,343
2025	-	-	282,212	282,212
2026	-	-	55,827	55,827
2027	-	-	15,451	15,451
Total	$4,802,115	$126,440	$1,173,278	$6,101,833

Line of Credit

On December 10, 2021, the Company entered into a Securities-Based Line of Credit, Promissory Note, Security, Pledge and Guaranty Agreement (the “Line of Credit”) with City National Bank of Florida.

Pursuant to the revolving Line of Credit, the Company may borrow up to the Credit Limit, determined from time to time in the sole discretion of the Bank. The Credit Limit was $0 and $3,000,000 at December 31, 2023 and 2022, respectively.

Outstanding borrowings under the line of credit were $0 and $3,000,000 at December 31, 2023 and 2022, respectively.

The line of credit was repaid in September 2023 for $1,008,813 (principal of $1,000,000 plus accrued interest of $8,813).

To secure the repayment of the Credit Limit, the Bank had a first priority lien and continuing security interest in the securities held in the Company’s investment portfolio with the Bank. The Company liquidated its entire position in the investment portfolio during the second quarter of 2023.

The amount outstanding under the Line of Credit bore interest equal to the Reference Rate plus the Spread (as defined in the Line of Credit) in effect each day. Interest was due and payable monthly in arrears.

The interest rate on the Line of Credit was 5.75% at December 31, 2022.

The Bank could, at any time, without notice, and at its sole discretion, demand the repayment of the outstanding line of credit.

In connection with the repayment of the line of credit, no further advances had been made and the bank closed the line of credit.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Next NRG Holding Corp [Member]
Debt

Note 7 – Debt

The following represents a summary of the Company’s debt (notes payable – related party and notes payable), key terms and outstanding balances at March 31, 2024 and December 31, 2023, respectively:

	Notes Payable - Related Party	Notes Payable	Total
Balance - December 31, 2022	$34,650	$-	$34,650
Proceeds	3,835,000	-	3,835,000
Balance - December 31, 2023	3,869,650	-	3,869,650
Proceeds	1,365,000	7,427,500	8,792,500
Repayments	-	(1,331,250)	(1,331,250)
Debt discount	-	(1,227,500)	(1,227,500)
Amortization of debt discount	-	438,393	438,393
Balance - March 31, 2024	$5,234,650	$5,307,143	$10,541,793

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(UNAUDITED)

Notes Payable – Related Party

The following is a detail of the Company’s notes payable – related party at March 31, 2024 and December 31, 2023, respectively:

Notes Payable - Related Party
Note Holder	Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Marketable Securities Received		Collateral	March 31, 2024	December 31, 2023
Note #1	January 1, 2020	May 31, 2024	10.00%	0.00%	None	A	Unsecured	$8,600	$8,600
Note #2	January 3, 2020	May 31, 2024	10.00%	0.00%	None	A	Unsecured	30	30
Note #3	March 4, 2020	May 31, 2024	10.00%	0.00%	None	A	Unsecured	20	20
Note #4	May 18, 2020	May 31, 2024	10.00%	0.00%	None	A	Unsecured	25	25
Note #5	June 24, 2020	May 31, 2024	10.00%	0.00%	None	A	Unsecured	25	25
Note #6	August 31, 2020	May 31, 2024	10.00%	0.00%	None	A	Unsecured	100	100
Note #7	March 1, 2021	May 31, 2024	10.00%	0.00%	None	A	Unsecured	100	100
Note #8	April 19, 2021	May 31, 2024	10.00%	0.00%	None	A	Unsecured	250	250
Note #9	September 3, 2021	May 31, 2024	10.00%	0.00%	None	A	Unsecured	500	500
Note #10	September 9, 2021	May 31, 2024	10.00%	0.00%	None	A	Unsecured	25,000	25,000
Note #11	May 4, 2023	May 31, 2024	10.00%	0.00%	None	A	Unsecured	15,000	15,000
Note #12	May 30, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	100,000	100,000
Note #13	June 7, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	100,000	100,000
Note #14	June 29, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	10,000	10,000
Note #15	July 3, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	250,000	250,000
Note #16	July 5, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	200,000	200,000
Note #17	July 27, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	100,000	100,000
Note #18	August 2, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	100,000	100,000
Note #19	August 8, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	80,000	80,000
Note #20	August 15, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	200,000	200,000
Note #21	August 23, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	150,000	150,000
Note #22	August 30, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	170,000	170,000
Note #23	September 6, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	250,000	250,000
Note #24	September 8, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	1,000,000	1,000,000
Note #25	September 13, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	100,000	100,000
Note #26	September 22, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	75,000	75,000
Note #27	October 30, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	10,000	10,000
Note #28	November 2, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	50,000	50,000
Note #29	November 3, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	150,000	150,000
Note #30	November 8, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	250,000	250,000
Note #31	November 15, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	75,000	75,000
Note #32	November 21, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	200,000	200,000
Note #33	December 5, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	200,000	200,000
Note #34	February 21, 2024	April 21, 2024	18.00%	0.00%	None		Unsecured	45,000	-
Note #35	February 28, 2024	April 28, 2024	18.00%	0.00%	52,000	C	Unsecured	300,000	-
Note #36	March 4, 2024	May 4, 2024	18.00%	0.00%	None		Unsecured	50,000	-
Note #37	March 7, 2024	May 7, 2024	18.00%	0.00%	None		Unsecured	100,000	-
Note #38	March 8, 2024	May 8, 2024	18.00%	0.00%	52,000	C	Unsecured	185,000	-
Note #39	March 14, 2024	May 14, 2024	18.00%	0.00%	None		Unsecured	150,000	-
Note #40	March 15, 2024	May 15, 2024	18.00%	0.00%	52,000	C	Unsecured	150,000	-
Note #41	March 25, 2024	May 25, 2024	18.00%	0.00%	None		Unsecured	150,000	-
Note #42	March 26, 2024	May 26, 2024	18.00%	0.00%	34,722	C	Unsecured	100,000	-
Note #43	March 27, 2024	May 27, 2024	18.00%	0.00%	None		Unsecured	135,000	-
					190,722			$5,234,650	$3,869,650

A	– These notes have a stated interest rate of 4-5%. The Company has recorded an additional 5-6% of imputed interest (10% in total) to reflect the market rate for this type of debt.

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(UNAUDITED)

B	– Prior to January 1, 2024, these notes had a stated interest rate of 4%-5%. The Company had recorded an additional 5%-6% of imputed interest (10% total) to reflect the market rate for this type of debt. Effective January 1, 2024, these notes were amended to reflect an interest rate of 18%, as a result, the Company no longer imputes interest on these notes. There were no other changes to the terms of these notes.

C	- These shares have been recorded at fair value on the consolidated balance sheets. These represent shares held in EZFL (marketable securities – related party – see note 3) in connection with advances made totaling $605,000 to EZFL.

During the three months ended March 31, 2024 and the year ended December 31, 2023, the Company received advances of $1,365,000 and $3,835,000, respectively.

During the three months ended March 31, 2024 and 2023, the Company recorded imputed interest expense of $742 and $0, respectively. See Note 8.

Notes Payable

The following is a detail of the Company’s notes payable at March 31, 2024 and December 31, 2023, respectively:

Notes Payable
Note Holder	Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral		March 31, 2024	December 31, 2023
Note #1	January 19, 2024	May 24, 2024	7.00%	0.00%	Unsecured	A	$3,700,000	$-
Note #2	January 19, 2024	August 19, 2024	Included in repayments	0.00%	All assets	B	958,500	-
Note #3	January 19, 2024	August 19, 2024	Included in repayments	0.00%	All assets	C	1,437,750	-
							6,096,250	-
			Less: unamortized debt discount				789,107	-
							$5,307,143	$-

A	- Represents amount of consideration owed in connection with the purchase of STAT. See Notes 1 and 6.

B	–The Company executed a note payable (merchant cash advance) with a face amount of $1,491,000 and received net proceeds of $1,000,000. The $491,000 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. Under the terms of the agreement, the lender will be repaid all principal and accrued interest of $53,250 per week over a term of 28 weeks.

C	– The Company executed a note payable (merchant cash advance) with a face amount of $2,236,500 and received net proceeds of $1,500,000. The $736,500 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. Under the terms of the agreement, the lender will be repaid all principal and accrued interest of $79,875 per week over a term of 28 weeks.

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(UNAUDITED)

Note 5 – Notes Payable – Related Party

During the year ended December 31, 2023 and 2022, our Chief Executive Officer advanced $3,835,000 and $34,650, respectively for working capital. These notes are unsecured and due on demand.

The notes bear interest ranging from 4-5%, with an additional 5-6% of imputed interest (9%-11% in total).

At December 31, 2023 and 2022, the balance due was $3,869,650 and $34,650, respectively.

Imputed interest expense for the years ended December 31, 2023 and 2022 was $74,559 and $1,732, respectively.

Total interest expense for the years ended December 31, 2023 and 2022 was $123,855 and $3,463, respectively.

NextNRG Holding Corp. and Subsidiary

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2023 and 2022